REVENUES Q - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 28,356,673	$ 8,545,083	$ 49,924,184	$ 26,726,988
Total revenues	28,401,871	8,570,657	50,039,632	26,788,920
Digital Assets
Disaggregation of Revenue [Line Items]
Total revenues	28,397,744	8,555,809	50,025,018	26,717,351
Digital Assets | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	28,362,158	8,532,944	49,933,623	26,659,653
Total revenues	28,397,744	8,555,809	50,025,018	26,717,351
Data Centers
Disaggregation of Revenue [Line Items]
Total revenues	2,662	0	2,662	0
Data Centers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Total revenues	2,662	0	2,662	0
Treasury and Corporate
Disaggregation of Revenue [Line Items]
Total revenues	1,465	14,848	11,952	71,569
Treasury and Corporate | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(5,485)	12,139	(9,439)	67,335
Total revenues	1,465	14,848	11,952	71,569
Digital assets sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	28,199,024	8,464,827	49,613,572	26,507,682
Digital assets sales | Digital Assets | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	28,199,024	8,464,827	49,613,572	26,507,682
Digital assets sales | Data Centers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Digital assets sales | Treasury and Corporate | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Fees
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	104,279	20,722	132,788	75,378
Fees | Digital Assets | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	106,216	14,527	139,883	52,988
Fees | Data Centers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Fees | Treasury and Corporate | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(1,937)	6,195	(7,095)	22,390
Blockchain rewards
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	52,199	48,099	164,473	96,053
Blockchain rewards | Digital Assets | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	56,918	53,590	180,168	98,983
Blockchain rewards | Data Centers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Blockchain rewards | Treasury and Corporate | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(4,719)	(5,491)	(15,695)	(2,930)
Proprietary mining
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,171	11,435	13,351	47,875
Proprietary mining | Digital Assets | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Proprietary mining | Data Centers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Proprietary mining | Treasury and Corporate | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,171	11,435	13,351	47,875
Blockchain rewards from non-customers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	2,612	1,944	13,219	5,528
Blockchain rewards from non-customers | Digital Assets | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	2,350	960	4,610	4,544
Blockchain rewards from non-customers | Data Centers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	0	0	0	0
Blockchain rewards from non-customers | Treasury and Corporate | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	262	984	8,609	984
Lending
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	42,586	23,630	102,229	56,404
Lending | Digital Assets | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	33,236	21,905	86,785	53,154
Lending | Data Centers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	2,662	0	2,662	0
Lending | Treasury and Corporate | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	$ 6,688	$ 1,725	$ 12,782	$ 3,250